Provisions - Current and Non-current Provisions (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of other provisions [line items]
Current	$ 72	$ 53
Non-current	123	202
Total provisions	195	255	$ 265
Environmental and legal
Disclosure of other provisions [line items]
Current	20	10
Non-current	64	76
Total provisions	84	86	82
Ferguson Insurance
Disclosure of other provisions [line items]
Current	20	5
Non-current	50	71
Total provisions	70	76	77
Restructuring
Disclosure of other provisions [line items]
Current	2	10
Non-current	2	12
Total provisions	4	22	40
Property provisions
Disclosure of other provisions [line items]
Current	0	8
Non-current	0	25
Total provisions	0	33	15
Other provisions
Disclosure of other provisions [line items]
Current	30	20
Non-current	7	18
Total provisions	$ 37	$ 38	$ 51